Income taxes and deferred taxes - Effective tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [Abstract]
Loss for the period before taxes	€ (44,657)	€ (30,056)	€ (24,639)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	€ 11,164	€ 7,514	€ 6,160
Foreign tax rate differential	93	69	8
Unrecognized DTA on tax losses and temporary differences	(10,660)	(9,058)	(5,650)
Non deductible expenses	(387)	(566)	(555)
Share based payments	(653)	(674)	(317)
Income not subject to tax	112	974	0
Tax adjustments to the previous period	1,622	0	(57)
Local income taxes	46	601	(2,618)
Other	108	(29)	49
Income tax at company effective tax rate	€ 1,445	€ (1,169)	€ (2,980)
Company effective income tax rate	3.24%	(3.89%)	(12.10%)